COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - Stimunity S.A. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Commitment To Investment	$ 1,900
Discretionary investment	688,359
Additional Discretionary Investment	$ 1,000